J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
December 18, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”),
on behalf of JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the “Funds”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 244 (Amendment No. 246 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended for the purpose of registering the Fund as a new series of the Trust. The Fund will seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM.
Please contact the undersigned at 212-270-6803 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch
Assistant Secretary